BETTER 10Q - REVENUE AND SALES-TYPE LEASES - Other Platform Revenue (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Other platform revenue
Disaggregation of Revenue [Line Items]
Revenues	$ 8,022	$ 29,935	$ 38,942	$ 94,388
Real estate services
Disaggregation of Revenue [Line Items]
Revenues	5,563	16,753	7,010	39,602
Title insurance
Disaggregation of Revenue [Line Items]
Revenues	31	6,755	4,222	31,582
Settlement services
Disaggregation of Revenue [Line Items]
Revenues	13	4,060	23,053	20,602
Other homeownership offerings
Disaggregation of Revenue [Line Items]
Revenues	$ 2,415	$ 2,367	$ 4,657	$ 2,601